Indebtedness (Tables)	12 Months Ended
Dec. 31, 2022
Indebtedness [Abstract]
Schedule of indebtedness
As at December 31	2022	2021
Senior Secured Credit Facilities
Revolving Credit Facility	$—	$—
Term Loan B – U.S. Facility (US$1,552,815)	2,104,685	1,962,292
Senior Unsecured Notes (December 31, 2022 – US$390,000 and December 31, 2021 – US$550,000)	528,606	695,035
2026 Senior Secured Notes (US$500,000)	677,700	631,850
Senior Secured Notes (US$400,000)	542,160	505,480
	3,853,151	3,794,657
Deferred financing costs, prepayment options and loss on repayment	(3,070)	(2,060)
	3,850,081	3,792,597
Less: current indebtedness	—	—
Long-term indebtedness	$3,850,081	$3,792,597

Schedule of short-term and long-term portions of deferred financing costs, prepayment options and loss on repayment
As at December 31,	2022	2021
Short-term deferred financing costs	$—	$—
Long-term deferred financing costs	21,470	27,431
	$21,470	$27,431
Short-term prepayment options	$—	$—
Long-term prepayment options	(16,832)	(23,448)
	$(16,832)	$(23,448)
Short-term loss on repayment	$—	$—
Long-term loss on repayment	(1,568)	(1,923)
	$(1,568)	$(1,923)
Deferred financing costs, prepayment options and loss on repayment	$3,070	$2,060